Note 13 - Financial assets at fair value through other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2020
Financial Assets At Fair Value Through Other Comprehensive Income Abstract
Disclosure Of Financial Assets At Fair Value Through Other Comprehensive Income Explanatory
Financial assets at fair value through other comprehensive income (Millions of Euros)
	Notes	2020	2019	2018
Equity instruments	7.2.2	1.100	2.420	2.595
Debt securities (*)		68.308	58.731	53.709
Loans and advances to credit institutions	7.2.2	33	33	33
Total	8.1	69.440	61.183	56.337
Of which: loss allowances of debt securities		(97)	(110)	(28)

Financial Assets At Fair Value Through Other Comprehensive Income Debt Securities
Financial assets at fair value through other comprehensive income. Debt securities (Millions of Euros)
	2020				2019				2018
	Amortized cost	Unrealized gains	Unrealized losses	Fairvalue	Amortized cost	Unrealized gains	Unrealized losses	Fairvalue	Amortized cost	Unrealized gains	Unrealized losses	Fairvalue
Domestic debt securities
Government and other government agency debt securities	28.582	801	(16)	29.367	20.740	830	(20)	21.550	17.205	661	(9)	17.857
Credit institutions	1.363	76	-	1.439	959	65	-	1.024	793	63	-	855
Other issuers	867	40	(1)	906	907	40	-	947	804	37	(1)	841
Subtotal	30.811	917	(17)	31.712	22.607	935	(21)	23.521	18.802	761	(10)	19.553
Foreign debt securities
Mexico	9.107	291	(3)	9.395	7.790	22	(26)	7.786	6.299	6	(142)	6.163
Government and other government agency debt securities	8.309	271	(1)	8.579	6.869	18	(19)	6.868	5.286	4	(121)	5.169
Credit institutions	113	5	-	118	77	2	-	78	35	-	(1)	34
Other issuers	685	15	(2)	698	843	2	(6)	840	978	2	(20)	961
The United States	4.642	52	(3)	4.691	11.376	68	(51)	11.393	14.507	47	(217)	14.338
Government securities	2.307	9	(1)	2.315	8.570	42	(12)	8.599	11.227	37	(135)	11.130
Treasury and other government agencies	2.307	9	(1)	2.315	5.595	32	(2)	5.624	7.285	29	(56)	7.258
States and political subdivisions	-	-	-	-	2.975	10	(10)	2.975	3.942	8	(79)	3.872
Credit institutions	186	3	-	188	122	2	-	124	49	1	-	50
Other issuers	2.149	40	(2)	2.187	2.684	24	(39)	2.670	3.231	9	(82)	3.158
Turkey	3.456	90	(73)	3.473	3.752	38	(76)	3.713	4.164	20	(269)	3.916
Government and other government agency debt securities	3.456	90	(73)	3.473	3.752	38	(76)	3.713	4.007	20	(256)	3.771
Credit institutions	-	-	-	-	-	-	-	-	157	-	(13)	145
Other countries	18.340	739	(42)	19.037	11.870	554	(106)	12.318	9.551	319	(130)	9.740
Other foreign governments and other government agency debt securities	10.458	502	(17)	10.943	6.963	383	(78)	7.269	4.510	173	(82)	4.601
Central banks	1.599	21	(8)	1.611	1.005	9	(4)	1.010	987	2	(4)	986
Credit institutions	2.521	116	(8)	2.629	1.795	109	(12)	1.892	1.856	111	(20)	1.947
Other issuers	3.762	100	(8)	3.854	2.106	53	(12)	2.147	2.197	33	(25)	2.206
Subtotal	35.545	1.172	(120)	36.596	34.788	681	(259)	35.210	34.521	392	(758)	34.157
Total	66.356	2.089	(137)	68.308	57.395	1.617	(280)	58.731	53.323	1.153	(768)	53.709

Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments
Financial assets at fair value through other comprehensive income. Equity instruments. (Millions of Euros)
	2020				2019				2018
	Amortized cost	Unrealized gains	Unrealized losses	Fair value	Amortized cost	Unrealized gains	Unrealized losses	Fair value	Amortized cost	Unrealized gains	Unrealized losses	Fair value
Equity instruments
Spanish companies shares	2.182	-	(1.309)	873	2.181	-	(507)	1.674	2.172	-	(210)	1.962
Foreign companies shares	100	38	(17)	121	136	87	(11)	213	90	43	(12)	121
The United States	27	-	-	27	30	47	-	78	20	17	-	37
Mexico	1	33	-	34	1	33	-	34	1	25	-	26
Turkey	2	4	-	6	3	2	-	5	3	-	(1)	2
Other countries	70	1	(17)	54	102	5	(11)	96	66	1	(11)	56
Subtotal equity instruments listed	2.282	38	(1.326)	995	2.317	87	(518)	1.886	2.262	43	(222)	2.083
Equity instruments
Spanish companies shares	5	1	-	5	5	1	-	5	6	1	-	7
Foreign companies shares	58	43	(1)	100	450	79	(1)	528	453	54	(1)	506
The United States	-	-	-	-	387	32	-	419	388	23	-	411
Turkey	5	-	-	5	5	4	-	9	6	4	-	10
Other countries	52	43	(1)	94	57	43	(1)	99	59	27	(1)	85
Subtotal unlisted equity instruments	62	44	(1)	105	454	80	(1)	533	459	55	(1)	513
Total	2.344	82	(1.327)	1.100	2.772	167	(519)	2.420	2.721	98	(223)	2.595

Financial Assets At Fair Value Through Other Comprehensive Income Debt Securities By Rating
Debt securities by rating
	2020		2019		2018
	Fair value(Millions of Euros)%		Fair value(Millions of Euros)%		Fair value(Millions of Euros)%
AAA	4.345	6,4%	3.669	6,2%	531	1,0%
AA+	595	0,9%	7.279	12,4%	13.100	24,4%
AA	449	0,7%	317	0,5%	222	0,4%
AA-	406	0,6%	265	0,5%	409	0,8%
A+	5.912	8,7%	3.367	5,7%	632	1,2%
A	2.112	3,1%	12.895	22,0%	687	1,3%
A-	31.614	46,3%	10.947	18,6%	18.426	34,3%
BBB+	8.629	12,6%	9.946	16,9%	9.195	17,1%
BBB	4.054	5,9%	2.966	5,1%	4.607	8,6%
BBB-	5.116	7,5%	1.927	3,3%	1.003	1,9%
BB+ or below	4.731	6,9%	4.712	8,0%	4.453	8,3%
Unclassified	345	0,5%	441	0,8%	445	0,8%
Total	68.308	100,0%	58.731	100,0%	53.709	100,0%

Accumulated other comprehensive income items that may be reclassified to profit or loss available for sale debt securities
Other comprehensive income - Changes in gains / losses (Millions of Euros)
		Debt securities			Equity instruments
	Notes	2020	2019	2018	2020	2019	2018
Balance at the beginning		1.760	943	1.557	(403)	(155)	84
Effect of changes in accounting policies (IFRS 9)				(58)			(40)
Valuation gains and losses		489	1.267	(640)	(876)	(238)	(174)
Amounts transferred to income		(72)	(119)	(137)
Income tax and other		(107)	(331)	221	23	(10)	(25)
Balance at the end	30	2.069	1.760	943	(1.256)	(403)	(155)